Pension Plans and Retiree Benefits - Summary of Amounts Recorded in A Regulatory Asset (Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	$ 0	$ 0
Net actuarial gain	(26)	68
Recognized in regulatory liability	(26)	68
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	(77)	(94)
Net actuarial gain	(289)	(241)
Recognized in regulatory liability	(366)	(335)
Canada | Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial gain	0	0
Recognized in regulatory liability	0	0
Canada | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial gain	0	0
Recognized in regulatory liability	0	0
Foreign Plan | Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial gain	(26)	68
Recognized in regulatory liability	(26)	68
Foreign Plan | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	(77)	(94)
Net actuarial gain	(289)	(241)
Recognized in regulatory liability	$ (366)	$ (335)